Restructuring and Other Charges	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
IKENA ONCOLOGY INC
Restructuring and Other Charges
9. Restructuring and Other Charges
In the first quarter of 2024, the Company implemented a workforce reduction and discontinuation of discovery efforts, which was completed by the end of the first quarter of 2024. The Company also sold laboratory assets related to its discovery efforts. In connection with these activities, the Company recorded restructuring and other charges of $2.6 million in the first quarter of 2024 consisting of severance and stock-based compensation charges of $1.9 million and impairment of equipment of $0.7 million.
In the second quarter of 2024, the Company implemented another workforce reduction, which was completed by the third quarter of 2024, and also approved retention payments to employees, subject to remaining actively employed with the Company through specified dates. In connection with these activities, the Company recorded an additional $1.8 million of restructuring and other charges for the year ended December 31, 2024, consisting of severance and retention expense.
During the three and six months ended June 30, 2025, in connection with the Company’s proposed Merger, the Company terminated additional employees and approved retention payments to employees, subject to remaining actively employed with the Company through specified dates. In connection with these activities, the Company recorded $0.3 million and $1.7 million of restructuring and other charges for the three and six months ended June 30, 2025, respectively, consisting of severance, stock-based compensation expense and retention expense.
The Company’s restructuring and other charges and balance of its restructuring liability, which was included in accrued employee compensation, consisted of the following (in thousands):

	Three Months Ended June 30, 2025
	Employee Related Payments	Non-cash Compensation	Asset Impairments	Total
Accrued balance as of March 31, 2025	$198	$—	$—	$198
Expense	309	—	—	309
Payments	(167)	—	—	(167)
Non-cash	—	—	—	—

Accrued balance as of June 30, 2025	$340	$—	$—	$340

	Six Months Ended June 30, 2025
	Employee Related Payments	Non-cash Compensation	Asset Impairments	Total
Accrued balance as of December 31, 2024	$—	$—	$—	$—
Expense	1,568	176	—	1,744
Payments	(1,228)	—	—	(1,228)
Non-cash	—	(176)	—	(176)

Accrued balance as of June 30, 2025	$340	$—	$—	$340

16. RESTRUCTURING AND OTHER CHARGES
On January 17, 2024, the board of directors of the Company approved a plan to reduce the Company’s workforce by approximately 35% and discontinue discovery efforts. The workforce reduction was designed to align the Company’s workforce with its strategy to focus on its clinical stage, targeted oncology programs,
IK-930
and
IK-595.
The workforce reduction and discontinuation of discovery efforts are referred to as the “January Restructuring” and were completed by March 31, 2024. In connection with the workforce reduction, the Company terminated 20 employees. During the first quarter of 2024, the Company recorded severance charges in connection with the workforce reduction, consisting of cash expenditures for employee separation costs of $1.6 million, which were paid by June 30, 2024, and non-cash
charges of $0.3 million for the modification of certain equity awards. In March 2024, the Company committed to a plan to sell laboratory equipment related to its discovery efforts and therefore classified the net amount of assets held for sale of $0.4 million in prepaid expenses and other current assets on the consolidated balance sheets as of March 31, 2024. The assets held for sale were carried at the lower of the carrying amount or fair value, less costs to sell, and were sold in the second quarter of 2024.
On May 23, 2024, the board of directors of the Company approved a plan to discontinue the clinical development of
IK-930,
continue clinical development of
IK-595
and reduce its current workforce by

approximately 53% (the “May Restructuring” and together with the January Restructuring, the “Restructurings”). The board of directors also approved a process to explore, review and evaluate a range of potential strategic options for the Company. The May Restructuring resulted in the termination of 18 employees through September 30, 2024. During the year ended December 31, 2024, the Company recorded severance expense in connection with the May Restructuring of $0.9 million, which were paid by December 31, 2024.
In June 2024, the board of directors of the Company approved up to $1.3 million of retention payments to employees, subject to remaining actively employed with the Company through specified dates. The retention payments are expensed as services are performed. During the year ended December 31, 2024, the Company recorded retention expense of $1.0 million, which were paid by December 31, 2024.
The Company’s Restructuring and other charges and balance of its Restructuring liability, which was included in accrued employee compensation, consisted of the following for the year ended December 31, 2024 (in thousands):

	Year Ended December 31, 2024
	Employee Related Payments	Non-cash Compensation	Asset Impairments	Total
Accrued balance at December 31, 2023	$—	$—	$—	$—
Expense	3,414	263	742	4,419
Payments	(3,414)	—	—	(3,414)
Non-cash	—	(263)	(742)	(1,005)

Accrued balance at December 31, 2024	$—	$—	$—	$—